Exhibit 99.7 Schedule 2

TPR Firm:		Report Date:	7/9/2026
Client Name:	PRP-Annex VI AIV, LLC	Report:	Final Tape Compare
Deal Name:	PRPM 2026-NQM3	Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data